Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Dec. 31, 2022	Jun. 30, 2022
Schedule of prepaid expenses and other current assets [Abstract]
Deferred costs	[1]	$ 1,084,845	$ 783,798
Deferred offering costs
Other receivables		125,068	36,559
Prepaid expenses and other current assets, gross		1,209,913	820,357
Allowance for doubtful accounts	[2]	(14,512)	(14,930)
Prepaid expenses and other current assets, net		$ 1,195,401	$ 805,427

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
[2]	The Company recorded bad debt expenses of $13 for other receivables for six months ended December 31, 2022 and reversed $25,221 bad debt expenses recorded for other receivables for six months ended December 31, 2021.